Note 10 - Subsequent Events (Details Textual) - The 6% Convertible Promissory Note Due July 1, 2022 [Member] - Subsequent Event [Member]	Jul. 02, 2021 USD ($) $ / shares
Debt Instrument, Face Amount | $	$ 50,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares	$ 0.05